Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting
Schedule of revenue disaggregate

The Group generates revenue from customers in multiple geographic regions. The allocation of revenue by geographic location, based on the location of the customer, is as follows:

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Australia	1,022,079	1,442,596	2,139,865
North America	1,959,044	2,428,370	2,765,808
Other	221,569	280,122	471,020
Total	3,202,692	4,151,088	5,376,693